Governmental Loans - Summary of Details in Tabular Form of Governmental Loans (Parenthetical) (Detail)			12 Months Ended
	Mar. 29, 2019	Nov. 30, 2018	Mar. 31, 2023	Mar. 31, 2022
Federal AMF Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Borrowings maturity		March 1, 2028	March 1, 2028	March 1, 2028
Decription of currency used			Canadian dollars	Canadian dollars
MENDM Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Borrowings maturity		November 30, 2028	November 30, 2028	November 30, 2028
Decription of currency used			Canadian dollars	Canadian dollars
Federal SIF Agreement Loan [Member]
Disclosure Details Of Governmental Loans [Line Items]
Borrowings maturity	April 30, 2031		April 30, 2031	April 30, 2031
Decription of currency used			Canadian dollars	Canadian dollars
Federal SIF Agreement Loan Due January One Two Thousand And Thirty [Member]
Disclosure Details Of Governmental Loans [Line Items]
Borrowings maturity			January 1, 2030	January 1, 2030
Decription of currency used			Canadian dollars	Canadian dollars